Average Annual Total Returns - Xtrackers MSCI EAFE Hedged Equity ETF	Xtrackers MSCI EAFE Hedged Equity ETF before tax Inception Date	Xtrackers MSCI EAFE Hedged Equity ETF before tax 1 Year	Xtrackers MSCI EAFE Hedged Equity ETF before tax 5 Years	Xtrackers MSCI EAFE Hedged Equity ETF before tax Since Inception	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions 1 Year	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions 5 Years	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions Since Inception	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI EAFE Hedged Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI EAFE US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EAFE US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI EAFE US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 09, 2011	2.31%	7.33%	7.91%	1.79%	6.64%	6.88%	1.85%	5.71%	6.20%	2.50%	7.60%	8.28%	7.82%	7.45%	5.37%